FS Credit Income Fund

Unaudited Consolidated Schedule of Investments

As of July 31, 2025

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—72.1%
1440 Foods Topco, Inc., S+500, 10/31/31	(d)	Food, Beverage & Tobacco	$6,979	$6,703	$6,857
Accupac, LLC, S+700 PIK (S+700 Max PIK), 2.0% Floor, 12/31/29	(d)(e)	Pharmaceuticals, Biotechnology & Life Sciences	6,511	6,386	6,470
Accupac, LLC, S+700 PIK (S+700 Max PIK), 2.0% Floor, 12/31/29	(d)(e)(f)	Pharmaceuticals, Biotechnology & Life Sciences	450	450	447
Acrisure, LLC, S+300, 11/6/30	(d)	Insurance	6,965	7,006	6,975
Aircraft Performance Group, Inc., S+575, 3.0% Floor, 12/27/29	(d)(e)	Software & Services	6,965	6,854	6,834
All Day AcquisitionCo, LLC, S+650, 1.5% Floor, 4/30/30	(d)(e)	Consumer Services	7,213	7,080	7,150
All Day AcquisitionCo, LLC, S+650, 1.5% Floor, 4/30/30	(d)(e)(f)	Consumer Services	787	773	780
Allied Universal Holdco, LLC, S+375, 0.5% Floor, 5/12/28	(d)	Consumer Services	6,964	6,998	6,987
American Auto Auction Group, LLC, S+450, 5/28/32	(d)	Commercial & Professional Services	7,980	7,920	8,065
Amneal Pharmaceuticals, LLC, S+550, 5/4/28	(d)	Pharmaceuticals, Biotechnology & Life Sciences	6,533	6,643	6,664
Applied Technical Services, LLC, S+525, 0.8% Floor, 4/8/31	(d)(e)	Commercial & Professional Services	5,959	5,926	5,988
Applied Technical Services, LLC, S+525, 0.8% Floor, 4/8/31	(d)(e)(f)	Commercial & Professional Services	1,041	1,040	1,046
APTIM Corp., S+750, 5/23/29	(d)	Commercial & Professional Services	7,000	7,064	6,965
Array Midco, Corp., S+650, 3.0% Floor, 12/31/29	(d)(e)	Commercial & Professional Services	6,256	6,144	6,091
Array Midco, Corp., S+650, 3.0% Floor, 12/31/29	(d)(e)(f)	Commercial & Professional Services	717	717	699
BCPE Grill Parent, Inc., S+475, 0.5% Floor, 9/30/30	(d)	Consumer Services	6,950	6,857	6,631
BCPE North Star US Holdco 2, Inc., S+400, 0.8% Floor, 6/9/28	(d)	Food, Beverage & Tobacco	6,964	6,824	6,981
Brock Holdings III, LLC, S+575, 0.5% Floor, 5/2/30	(d)	Capital Goods	3,980	3,980	3,871
By Light Professional IT Services, LLC, S+550, 1.0% Floor, 7/15/31	(d)(e)	Software & Services	7,482	7,533	7,426
By Light Professional IT Services, LLC, S+550, 1.0% Floor, 7/15/31	(d)(e)(f)	Software & Services	518	518	514
CCS Acquisition, LLC, S+550, 1.0% Floor, 12/30/30	(d)(e)(f)	Health Care Equipment & Services	1,500	1,473	1,500
CCS Acquisition, LLC, S+550, 1.0% Floor, 12/30/30	(d)(e)	Health Care Equipment & Services	5,486	5,424	5,486
CF Exedra Bidco Ltd., SA+550, 2/19/31	(d)(e)	Consumer Services	£6,200	7,944	8,188
Circustrix Holdings, LLC, S+650, 1.0% Floor, 7/18/28	(d)(e)	Consumer Services	$5,591	5,461	5,693
Circustrix Holdings, LLC, S+650, 1.0% Floor, 7/18/28	(d)(e)(f)	Consumer Services	1,400	1,400	1,425
Claros Mortgage Trust, Inc., S+450, 0.5% Floor, 8/9/26	(d)	Financial Services	6,947	6,838	6,756
CPM Holdings, Inc., S+450, 0.5% Floor, 9/28/28	(d)	Capital Goods	6,965	6,861	6,861
Delivery Hero Finco, LLC, S+500, 0.5% Floor, 12/12/29	(d)	Consumer Services	6,962	6,963	7,031
Digicel International Finance Ltd., S+525, 7/30/32	(d)	Telecommunication Services	3,300	3,267	3,300
Firmus Metal Singapore Pte. Ltd., S+1100, 3.0% Floor, 6/12/29	(d)(e)	Software & Services	7,256	7,256	7,256
Firmus Metal Singapore Pte. Ltd., S+1100, 3.0% Floor, 6/12/29	(d)(e)(f)	Software & Services	2,500	2,500	2,500
First Brands Group, LLC, S+500, 1.0% Floor, 3/30/27	(d)	Automobiles & Components	7,992	7,463	7,814
Future Pak, LLC, S+600, 2.0% Floor, 3/21/30	(d)(e)	Materials	7,800	7,653	7,712
Gibson Brands, Inc., S+500, 0.8% Floor, 8/11/28	(d)	Consumer Durables & Apparel	3,979	3,969	3,737
Gloves Buyer, Inc., S+400, 0.5% Floor, 5/21/32	(d)	Consumer Durables & Apparel	7,000	6,997	6,870

See notes to unaudited consolidated schedule of investments.

1

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2025

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Great Outdoors Group, LLC, S+325, 0.8% Floor, 1/23/32	(d)	Consumer Discretionary Distribution & Retail	$3,538	$3,521	$3,546
HMP Omnimedia, LLC, S+525, 1.0% Floor, 7/30/32	(d)(e)(f)(g)	Media & Entertainment	9,125	9,064	9,064
HMP Omnimedia, LLC, S+525, 1.0% Floor, 7/31/30	(d)(e)(f)(g)	Media & Entertainment	1,875	1,861	1,861
Holley, Inc., S+375, 0.8% Floor, 11/17/28	(d)	Automobiles & Components	6,959	6,843	6,611
IXS Holdings, Inc., S+425, 0.8% Floor, 3/5/27	(d)	Materials	6,946	6,810	6,793
Jack Ohio Finance, LLC, S+400, 0.5% Floor, 2/2/32	(d)	Consumer Services	1,247	1,244	1,243
KDC/ONE Development Corporation, Inc., S+400, 8/15/28	(d)	Household & Personal Products	5,985	5,985	6,015
LaserShip, Inc., S+625, 0.8% Floor, 1/2/29	(d)	Transportation	7,000	7,316	6,975
Level 3 Financing, Inc., S+425, 0.5% Floor, 3/29/32	(d)	Telecommunication Services	7,000	6,956	7,073
LHS Borrower, LLC, S+475, 0.5% Floor, 2/16/29	(d)	Capital Goods	8,027	7,641	7,669
LSCS Holdings, Inc., S+450, 3/4/32	(d)	Health Care Equipment & Services	5,237	5,211	5,234
LTC Consulting Services, LLC, S+475, 1.0% Floor, 5/1/31	(d)(e)	Health Care Equipment & Services	6,576	6,510	6,584
LTC Consulting Services, LLC, S+475, 1.0% Floor, 5/1/31	(d)(e)(f)	Health Care Equipment & Services	424	420	425
M2S Group Intermediate Holdings, Inc., S+475, 0.5% Floor, 8/25/31	(d)	Materials	6,712	6,569	6,586
Magnera Corp., S+425, 11/4/31	(d)	Materials	3,980	4,008	3,963
Mallinckrodt International Finance S.A., S+950, 4.5% Floor, 11/14/28	(d)	Pharmaceuticals, Biotechnology & Life Sciences	6,861	7,334	7,056
Management Health Systems, LLC, S+625, 1.0% Floor, 12/31/27	(d)(e)	Health Care Equipment & Services	7,000	6,930	6,965
Mannington Mills, Inc., S+475, 3/25/32	(d)	Capital Goods	6,948	6,878	6,836
MASSiv Brands, LLC, 10.0%, 5.0% PIK (5.0% Max PIK), 6/30/30	(d)(e)	Consumer Durables & Apparel	9,165	8,984	8,970
Monitronics International, LLC, S+750, 3.0% Floor, 6/30/28	(d)	Commercial & Professional Services	1,921	1,929	1,894
Mood Media Borrower, LLC, S+675, 2.0% Floor, 5/30/30	(d)(e)(g)	Financial Services	8,842	8,758	8,758
Mood Media Borrower, LLC, S+675, 2.0% Floor, 5/30/30	(d)(e)(f)(g)	Financial Services	158	152	152
Nielsen Consumer, Inc., S+325, 3/6/28	(d)	Software & Services	6,973	7,017	6,998
Olibre Borrower, LLC, S+575, 1.0% Floor, 1/3/30	(d)(e)	Consumer Durables & Apparel	6,965	6,841	6,904
One Call Corp., S+550, 0.8% Floor, 4/22/27	(d)	Health Care Equipment & Services	6,964	6,764	6,912
Oregon Tool Lux LP, S+535, 0.5% Floor, 10/15/29	(d)	Financial Services	5,000	4,987	5,108
Orthodontic Partners, LLC, S+625, 1.0% Floor, 10/12/27	(d)(e)(f)	Health Care Equipment & Services	7,770	7,770	7,692
Pretium PKG Holdings, Inc., S+375, 1.3% PIK (1.3% Max PIK), 1.0% Floor, 10/2/28	(d)	Materials	8,068	7,997	8,083
Proampac PG Borrower, LLC, S+400, 0.8% Floor, 9/15/28	(d)	Materials	6,965	7,003	6,995
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/31	(d)(e)(f)	Insurance	518	513	512
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/30	(d)(e)(f)	Insurance	865	849	856
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/31	(d)(e)	Insurance	5,589	5,484	5,527
Ranpak BV, S+450, 12/19/31	(d)	Materials	1,941	1,922	1,941
Ranpak Corp., S+450, 12/19/31	(d)	Materials	3,034	3,003	3,034
RealTruck Group, Inc., S+500, 0.8% Floor, 1/31/28	(d)	Automobiles & Components	6,965	6,842	6,517
Restoration Forest Products Group, LLC, S+1000 PIK (S+1000 Max PIK), 3.0% Floor, 5/5/28	(d)(e)	Materials	8,000	7,776	7,810
Revlon Intermediate Holdings IV, LLC, S+688, 1.0% Floor, 5/2/28	(d)	Household & Personal Products	7,000	7,000	6,911
S&S Holdings, LLC, S+500, 0.5% Floor, 3/11/28	(d)	Consumer Durables & Apparel	6,964	6,983	6,894

See notes to unaudited consolidated schedule of investments.

2

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2025

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Shepherd Intermediate, LLC, S+725, 1.0% Floor, 7/10/30	(d)(e)(f)	Commercial & Professional Services	$2,083	$2,065	$2,054
Shepherd Intermediate, LLC, S+725, 1.0% Floor, 7/10/30	(d)(e)	Commercial & Professional Services	6,250	6,157	6,164
Speedway Buyer, Inc., S+525, 0.8% Floor, 1/27/32	(d)(e)	Commercial & Professional Services	5,814	5,917	5,814
Speedway Buyer, Inc., S+525, 0.8% Floor, 1/27/32	(d)(e)(f)	Commercial & Professional Services	1,186	1,186	1,186
Stryten Energy Resources, LLC, S+550, 1.0% Floor, 12/18/29	(d)(e)	Capital Goods	6,913	6,785	6,783
SWF Holdings I Corp., S+450, 1.0% Floor, 12/19/29	(d)	Consumer Durables & Apparel	3,078	3,135	3,082
SWF Holdings I Corp., S+450, 1.0% Floor, 12/19/29	(d)(f)	Consumer Durables & Apparel	3,922	3,992	3,926
The Catawba Nation Gaming Authority, S+475, 3/29/32	(d)	Commercial & Professional Services	3,000	2,985	3,064
Titan Purchaser, Inc., S+600, 1.0% Floor, 3/1/30	(d)	Materials	6,743	6,830	6,798
Trimlight Inc., S+600, 1.5% Floor, 5/6/30	(d)(e)	Consumer Discretionary Distribution & Retail	6,558	6,406	6,476
Trimlight Inc., S+600, 1.5% Floor, 5/6/30	(d)(e)(f)	Consumer Discretionary Distribution & Retail	442	442	437
United Site Services, Inc., S+625, 0.5% Floor, 4/30/30	(d)	Commercial & Professional Services	6,000	6,222	6,005
Veritiv Operating Co., S+400, 11/30/30	(d)	Capital Goods	3,990	3,990	4,011
Voyager Parent, LLC, S+475, 7/1/32	(d)	Consumer Services	4,000	3,881	4,009
WH Borrower, LLC, S+475, 0.5% Floor, 2/20/32	(d)	Media & Entertainment	7,000	7,001	7,009
Wilsonart, LLC, S+425, 8/5/31	(d)	Capital Goods	6,955	6,977	6,795
Wok Holdings, Inc., S+625, 9/3/29	(d)	Consumer Services	4,960	4,776	4,348
Total Senior Secured Loans—First Lien				473,307	472,498
Unfunded Loan Commitments				(37,185)	(37,185)
Net Senior Secured Loans—First Lien				436,122	435,313
Senior Secured Loans—Second Lien—1.8%
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Materials	10,297	9,037	10,193
Sterling Entertainment Enterprises, LLC, PIK 2nd Lien Term Loan, 10.3%, 7.5% PIK (7.5% Max PIK), 4/10/26	(d)(e)	Media & Entertainment	868	868	749
Total Senior Secured Loans—Second Lien				9,905	10,942
Senior Secured Bonds—4.6%
Allegiant Travel Co., 7.3%, 8/15/27	(h)	Transportation	7,000	6,631	7,003
Digicel International Finance Ltd., 9.0%, 1.5% PIK (1.5% Max PIK), 5/25/27		Telecommunication Services	7,266	7,164	7,305
Digicel International Finance Ltd., 8.6%, 8/1/32	(g)	Telecommunication Services	4,700	4,700	4,751
New Flyer Holdings, Inc, 9.3%, 7/1/30	(h)	Capital Goods	8,000	8,000	8,519
Total Senior Secured Bonds				26,495	27,578
Unsecured Bonds—1.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.9%, 4/1/29	(h)	Utilities	7,000	6,487	6,470
Solocal Group SA, 0.0%, 8/10/25	(e)(i)(j)	Media & Entertainment	10,103	—	—
Total Unsecured Bonds				6,487	6,470

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Equity—0.0%
MASSiv Brands, LLC	(e)(i)(k)	Consumer Durables & Apparel	83,318	20	20
Total Common Equity				20	20

TOTAL INVESTMENTS—79.6%	$479,029	480,323
CASH AND FOREIGN CURRENCY— 26.6%		160,389
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.2)%(l)		(37,215)
NET ASSETS—100.0%		$603,497

See notes to unaudited consolidated schedule of investments.

3

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2025

(in thousands, except share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	8/18/25	USD	2,093	EUR	1,800	$37	$—
State Street Bank and Trust Company	8/18/25	USD	8,298	GBP	6,100	241	—
Total Forward Foreign Currency Exchange Contracts						$278	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by FS Credit Income Fund’s (the “Fund”) investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor’”), which has been designated by the Fund’s board of trustees (the “Board”) as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2025, the one-month, three-month and six-month Secured Overnight Financing Rate (“SOFR” or “S”) was 4.35%, 4.30% and 4.19%, respectively. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread.

(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

(f)	All or a portion of this security is an unfunded commitment. As of July 31, 2025, the Fund had unfunded commitments of $37,185.

(g)	Position or portion thereof unsettled as of July 31, 2025.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by FS Credit Income Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,992, which represents approximately 3.6% of net assets as of July 31, 2025.

(i)	Security is non-income producing.

(j)	The security has a perpetual maturity; the date displayed is the next call date.

(k)	Security held within FS Credit Income Equity Blocker, LLC, a wholly-owned subsidiary of the Fund.

(l)	Includes the effect of forward foreign currency exchange contracts.

PIK	- Payment In Kind

EUR	- Euro

GBP	- British Pound

USD	- U.S. Dollar

$	- U.S. Dollar

£	- British Pound

See notes to unaudited consolidated schedule of investments.

4

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of July 31, 2025

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended October 31, 2024.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2025, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2025, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$284,308	$151,005	$435,313
Senior Secured Loans—Second Lien	—	10,193	749	10,942
Senior Secured Bonds	—	27,578	—	27,578
Unsecured Bonds	—	6,470	—	6,470
Common Equity	—	—	20	20
Total Investments	$—	$328,549	$151,774	$480,323
Forward Foreign Currency Exchange Contracts	—	278	—	278
Total Assets	$—	$328,827	$151,774	$480,601

5

FS Credit Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2025

(in thousands)

The following is a reconciliation for the nine months ended July 31, 2025 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$44,059	$2,709	$804	$2,651	$1,748	$2,892	$54,863
Accretion of discount (amortization of premium)	159	6	—	—	—	—	165
Realized gain (loss)	(704)	1	12	(1,793)	35	5	(2,444)
Net change in unrealized appreciation (depreciation)	72	(128)	(3)	738	(18)	(149)	512
Purchases	156,402	869	—	—	—	22	157,293
Sales	(48,983)	(2,708)	(813)	(1,596)	(1,765)	(2,750)	(58,615)
Transfers into Level 3(1)	—	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—	—
Fair value at end of period	$151,005	$749	$—	$—	$—	$20	$151,774
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$797	$(119)	$—	$—	$—	$—	$678

(1) Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period. For the nine months ended July 31, 2025, there were no transfers into or out of Level 3.

6